Cover	12 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Entity Registrant Name	Exascale Labs Holdings Inc.
Entity Central Index Key	0002109869
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	820 Gessner Road
Entity Address, Address Line Two	Suite 332
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	650
Local Phone Number	537-7553
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	820 Gessner Road
Entity Address, Address Line Two	Suite 332
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	650
Local Phone Number	537-7553
Contact Personnel Name	Hoansoo Lee